Cover	Jan. 01, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37503
Entity Registrant Name	BRC GROUP HOLDINGS, INC.
Entity Central Index Key	0001464790
Entity Tax Identification Number	27-0223495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	966-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Information, Former Legal or Registered Name	B. RILEY FINANCIAL, INC.
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RILY
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Entity Addresses [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Trading Symbol	RILYP
Security Exchange Name	NASDAQ
Depositary Shares, each representing a 1/1000th fractional interest in a 7.375% share of Series B Cumulative Perpetual Preferred Stock
Entity Addresses [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th fractional interest in a 7.375% share of Series B Cumulative Perpetual Preferred Stock
Trading Symbol	RILYL
Security Exchange Name	NASDAQ
5.00% Senior Notes due 2026
Entity Addresses [Line Items]
Title of 12(b) Security	5.00% Senior Notes due 2026
Trading Symbol	RILYG
Security Exchange Name	NASDAQ
5.50% Senior Notes due 2026
Entity Addresses [Line Items]
Title of 12(b) Security	5.50% Senior Notes due 2026
Trading Symbol	RILYK
Security Exchange Name	NASDAQ
6.50% Senior Notes due 2026
Entity Addresses [Line Items]
Title of 12(b) Security	6.50% Senior Notes due 2026
Trading Symbol	RILYN
Security Exchange Name	NASDAQ
5.25% Senior Notes due 2028
Entity Addresses [Line Items]
Title of 12(b) Security	5.25% Senior Notes due 2028
Trading Symbol	RILYZ
Security Exchange Name	NASDAQ
6.00% Senior Notes due 2028
Entity Addresses [Line Items]
Title of 12(b) Security	6.00% Senior Notes due 2028
Trading Symbol	RILYT
Security Exchange Name	NASDAQ